Note 23 - Share-based Compensation Plans - Performance Bonus Grants Available for Grant (Details) - Performance bonus grants [member]	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2019	Mar. 31, 2018 shares	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	2,270,480	2,270,480	2,650,513
Less: Granted		(331,196)		(812,787)
Add: Cancelled/forfeited		243,018		432,754
Balance, end of year	2,182,302	2,182,302	2,270,480	2,270,480